Significant accounting policies	6 Months Ended
Jun. 30, 2019
Significant accounting policies
Significant accounting policies

2. Significant accounting policies

The unaudited condensed consolidated interim financial statements for the six months ended June 30, 2019 have been prepared in accordance with International Accounting Standard 34 ‘Interim financial reporting’ (IAS 34) as issued by the IASB and IAS 34 as adopted by the European Union (EU). The unaudited condensed consolidated interim financial statements should be read in conjunction with the annual financial statements for the year ended December 31, 2018, which have been prepared in accordance with the International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB) and as adopted by the EU.

All amounts herein are presented in thousands of €, unless otherwise indicated, rounded to the nearest € ‘000.

The unaudited condensed consolidated financial statements have been approved for issue by the Company’s Board of Directors (the Board) on July 31, 2019.

The accounting policies applied in the preparation of the unaudited condensed consolidated interim financial statements are consistent with those applied in the financial statements for the year ended December 31, 2018, other than the adoption of IFRS 16 Leases (IFRS 16). Other new standards or interpretations applicable from January 1, 2019 do not have any significant impact on the unaudited condensed consolidated interim financial statements. The Company has adopted IFRS 16 on January 1, 2019. The Company elected the modified retrospective approach for the transition, which foresees that prior period figures remain as reported under the previous standard IAS 17, and the cumulative effect of applying IFRS 16 is recognized as an adjustment to the opening balance of equity as of the date of initial application (i.e., the beginning of the year 2019). On adoption of IFRS 16, the Company recognized lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under IAS 17. These liabilities were measured at the present value of the remaining lease payments and discounted using the Company’s incremental borrowing rate as of January 1, 2019. The Company’s weighted average incremental borrowing rate applied to these lease liabilities on January 1, 2019 was 1.32%.

The differences between our total operating lease commitments as reported in note 5.7 of our consolidated financial statements of December 31, 2018 and the total lease liabilities recognized in our statement of financial position as at January 1, 2019 are summarized below.

(in thousands of €)

Operating lease commitments disclosed as at December 31, 2018	€3,004

Less: discounting effect using the lessee's incremental borrowing rate of the date of initial application	€(126)
Less: short-term leases recognized on a straight-line basis as expense	€(88)

Lease liability recognized as at January 1, 2019	€2,790
of which are:
Current lease liabilities	€1,078
Non-current lease liabilities	€1,712

The cumulative effect of adopting IFRS 16 to the unaudited condensed consolidated interim statement of financial position as of January 1, 2019 is as follows:

(in thousands of €)

Property, plant and equipment (right-of-use assets)	€2,790
Effect on total assets	€2,790

Lease liabilities (current and non-current)	€2,790
Effect on total equity and liabilities	€2,790

The adoption of IFRS 16 does not have a significant impact on the metrics used to measure financial performance.

In applying IFRS 16 for the first time, the Company has used the following practical expedients permitted by the standard:

-	the use of a single discount rate to a portfolio of leases with reasonably similar characteristics;
-	reliance on previous assessments on whether leases are onerous;
-	the accounting for operating leases with a remaining lease term of less than 12 months as at January 1, 2019 as short-term leases; and
-	the use of hindsight in determining the lease term where the contract contains options to extend or terminate the lease.

The Company has also elected not to reassess whether a contract is, or contains, a lease at the date of initial application. Instead, for contracts entered into before the transition date, the Company relied on its assessment made applying IAS 17 and IFRIC 4 Determining whether an Arrangement contains a Lease.

Other new standards and interpretations applicable for the first time for the financial year beginning January 1, 2019 did not have any impact on our unaudited condensed consolidated interim financial statements. The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

Change in accounting policies with effect as from January 1, 2019 as a result of the adoption of IFRS 16.

Until December 31, 2018, leases of property, plant and equipment were classified as either finance or operating leases. Payments made under operating leases were charged to profit and loss on a straight-line basis over the period of the lease.

As from January 1, 2019, leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Company. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit and loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. Assets and liabilities arising from a lease are initially measured on a present value basis. The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the lessee’s incremental borrowing rate is used.

The right-of-use assets are presented in the statement of financial position under the caption “Property, plant and equipment” and the lease liabilities are presented as current and non-current lease liabilities.